UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-07717

Name of Registrant:

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

Address of Principal Executive Offices:

570 Carillon Parkway

St. Petersburg, Florida 33716

Name and address of agent of service:

Tane T. Tyler

4600 Syracuse St., Suite 1100

Denver, Colorado 80237

Registrant’s telephone number including area code: (720) 493-4256

Date of reporting period: 07/01/2013 - 06/30/2014

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ICA File Number: 811-07717

Reporting Period: 07/01/2013 - 06/30/2014

Transamerica Asset Allocation Variable Funds

Transamerica Asset Allocation – Short Horizon Subaccount

Transamerica Asset Allocation – Intermediate Horizon Subaccount

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

The above funds are “funds-of-funds” which are, indirectly, fully invested in various funds listed under the filing for Transamerica Partners Portfolios.

For the complete voting records of the funds in which these funds invested for the period from July 1, 2013 – June 30, 2014, please refer to the Form N-PX for Transamerica Partners Portfolios, Investment Company Act #811-08272 (CIK #0000917153).

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA ASSET ALLOCATON VARIABLE FUNDS
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer

Date:	August 22, 2014